Segment Information	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Segment Information [Line Items]
SEGMENT INFORMATION

NOTE 14 — SEGMENT INFORMATION

For the three and six months ended March 31, 2023 and 2022, the Company operated in two reportable business segments — (1) the general support services segment, in which we provide software, technology, customer sales and marketing and risk management technology hardware and software solutions package under a GSA to a related party; and (2) the financial services segment, in which we provide payment services from one fiat currency to another. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations.

Information with respect to these reportable business segments for the three and six months ended March 31, 2023 and 2022 was as follows:

	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
		(as restated)		(as restated)
Revenues
General support services	$4,800,000	$4,800,000	$9,600,000	$9,600,000
Financial services	833,944	289,017	1,410,332	618,032
Total	5,633,944	5,089,017	11,010,332	10,218,032

Costs of revenues
General support services	4,725,000	4,725,000	9,450,000	9,450,000
Financial services	760,982	547,719	1,467,243	1,421,924
Total	5,485,982	5,272,719	10,917,243	10,871,924

Gross profit (loss)
General support services	75,000	75,000	150,000	150,000
Financial services	72,962	(258,702)	(56,911)	(803,892)
Total	147,962	(183,702)	93,089	(653,892)

Operating expenses
Financial services	543,688	420,697	1,037,727	956,978
Corporate/Other	410,638	1,249,323	998,221	2,186,475
Total	954,326	1,670,020	2,035,948	3,143,453
	Three Months Ended March 31,		Six Months Ended March 31,
	2023	2022	2023	2022
		(as restated)		(as restated)
Other income (expense)
Financial services	715	(1,185)	3,288	(2,401)
Corporate/Other	—	(71,707)	—	(71,707)
Total	715	(72,892)	3,288	(74,108)

Net income (loss)
General support services	75,000	75,000	150,000	150,000
Financial services	(470,011)	(680,584)	(1,091,350)	(1,763,271)
Corporate/Other	(410,638)	(1,321,030)	(998,221)	(2,258,182)
Total	(805,649)	(1,926,614)	(1,939,571)	(3,871,453)

Amortization
Financial services	591,954	591,955	1,183,910	1,503,898
Corporate/Other	937	936	1,873	936
Total	$592,891	$592,891	$1,185,783	$1,504,834
Total assets at March 31, 2023 and September 30, 2022	March 31, 2023	September 30, 2022
Financial services	$7,753,029	$10,768,309
Corporate/Other	7,190,764	7,596,595
Total	$14,943,793	$18,364,904

NOTE 14 — SEGMENT INFORMATION

For the years ended September 30, 2022 and 2021, the Company operated in two reportable business segments — (1) the general support services segment, in which we provide software, technology, customer sales and marketing and risk management technology hardware and software solutions package under a GSA to a related party; and (2) the financial services segment, in which we provide payment services from one fiat currency to another. The Company’s reportable segments are strategic business units that offer different services and products. They are managed separately based on the fundamental differences in their operations.

Information with respect to these reportable business segments for the years ended September 30, 2022 and 2021 was as follows:

	Years Ended September 30,
	2022	2021
		(as restated)
Revenues
General support services	$19,200,000	$19,200,000
Financial services	2,313,474	86,964
Total	21,513,474	19,286,964

Costs of revenues
General support services	18,900,000	18,900,000
Financial services	3,274,870	469,286
Total	22,174,870	19,369,286

Gross profit (loss)
General support services	300,000	300,000
Financial services	(961,396)	(382,322)
Total	(661,396)	(82,322)

Operating expenses
Financial services	1,808,399	376,955
Corporate/Other	8,672,529	473,127
Total	10,480,928	850,082
	Years Ended September 30,
	2022	2021
		(as restated)
Other expense
Financial services	$12,792	$272
Corporate/Other	690,541	4,170
Total	703,333	4,442

Net income (loss)
General support services	300,000	300,000
Financial services	(2,782,587)	(759,549)
Corporate/Other	(9,363,070)	(477,297)
Total	(11,845,657)	(936,846)

Amortization
Financial services	2,687,808	469,286
Corporate/Other	2,809	—
Total	$2,690,617	$469,286
Total assets at September 30, 2022 and 2021	September 30, 2022	September 30, 2021
Financial services	$10,768,309	$15,719,792
Corporate/Other	7,596,595	2,956,696
Total	$18,364,904	$18,676,488